Basis of Presentation and Going Concern (Details Narrative) - USD ($)			1 Months Ended					9 Months Ended		12 Months Ended
	May. 18, 2015	Dec. 18, 2014	Sep. 30, 2015	Sep. 29, 2015	Jul. 24, 2015	May. 18, 2015	Mar. 21, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2014	Feb. 14, 2014	May. 31, 2013
Basis Of Presentation And Going Concern [Line Items]
Proceeds from Warrant Exercises								$ 1,762,000	$ 11,000	$ 15,000	$ 248,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.33	$ 0.45	$ 0.60	$ 0.30	$ 0.60
Proceeds from Issuance of Common Stock		$ 3,000,000						$ 1,340,000	$ 2,013,000	$ 4,866,000	$ 2,771,000
Stock Issued During Period, Shares, New Issues							7,140,823			36,570
Share Price			$ 0.40					$ 0.40		$ 0.79	$ 0.42
Lambda Investors, LLC [Member]
Basis Of Presentation And Going Concern [Line Items]
Proceeds from Warrant Exercises								$ 851
Lincoln Park Capital Fund Llc [Member]
Basis Of Presentation And Going Concern [Line Items]
Stock Issued During Period, Shares					250,000
Registration Rights Agreement Maximum SharesAvailable For Grant Value					$ 5,000,000
Proceeds from Issuance of Common Stock			$ 135,000
Stock Issued During Period, Shares, New Issues			300,000		10,000,000
Share Price			$ 0.45					$ 0.45
Private Placement [Member]
Basis Of Presentation And Going Concern [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.85					$ 0.85
Proceeds from Issuance of Common Stock	$ 1,230,000					$ 1,230,000
Stock Issued During Period, Shares, New Issues	1,834,299					1,834,299
Sale of Stock, Description of Transaction	0.67
Warrant [Member]
Basis Of Presentation And Going Concern [Line Items]
Proceeds from Warrant Exercises				$ 1,760,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.15
Warrant [Member] | Lambda Investors, LLC [Member]
Basis Of Presentation And Going Concern [Line Items]
Stock Issued During Period, Shares				11,742,100
Proceeds from Warrant Exercises				$ 1,760,000